JPMorgan SMID Cap Equity Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.4%
Aerospace & Defense — 1.7%
Karman Holdings, Inc. *	26	1,883
Loar Holdings, Inc. *	24	1,904
Woodward, Inc.	7	1,779
		5,566
Automobile Components — 1.2%
Gentex Corp.	82	2,309
Modine Manufacturing Co. *	10	1,462
		3,771
Banks — 6.2%
Commerce Bancshares, Inc.	47	2,821
Cullen/Frost Bankers, Inc.	23	2,920
First Horizon Corp.	224	5,057
First Interstate BancSystem, Inc., Class A	26	830
ServisFirst Bancshares, Inc.	22	1,785
Wintrust Financial Corp.	27	3,581
WSFS Financial Corp.	52	2,807
		19,801
Beverages — 1.1%
Primo Brands Corp.	166	3,675
Building Products — 6.4%
AAON, Inc.	29	2,740
Fortune Brands Innovations, Inc.	50	2,655
Hayward Holdings, Inc. *	433	6,548
Janus International Group, Inc. *	174	1,714
Lennox International, Inc.	7	3,934
Simpson Manufacturing Co., Inc.	18	3,033
		20,624
Capital Markets — 8.7%
Cboe Global Markets, Inc.	11	2,653
Evercore, Inc., Class A	12	4,003
FactSet Research Systems, Inc.	10	3,080
LPL Financial Holdings, Inc.	12	4,102
MarketAxess Holdings, Inc.	22	3,807
Moelis & Co., Class A	21	1,492
Morningstar, Inc.	19	4,368
StepStone Group, Inc., Class A	69	4,510
		28,015
Chemicals — 1.3%
Axalta Coating Systems Ltd. *	93	2,660
Perimeter Solutions, Inc. *	74	1,653
		4,313
Commercial Services & Supplies — 4.1%
MSA Safety, Inc.	38	6,475

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — continued
RB Global, Inc. (Canada)	30	3,260
Waste Connections, Inc.	20	3,509
		13,244
Construction & Engineering — 1.5%
WillScot Holdings Corp.	222	4,680
Construction Materials — 1.3%
Eagle Materials, Inc.	18	4,313
Consumer Staples Distribution & Retail — 3.9%
BJ's Wholesale Club Holdings, Inc. *	34	3,175
Casey's General Stores, Inc.	4	2,373
Maplebear, Inc. *	24	857
Performance Food Group Co. *	58	6,038
		12,443
Containers & Packaging — 0.7%
AptarGroup, Inc.	18	2,375
Distributors — 1.8%
LKQ Corp.	86	2,639
Pool Corp.	10	3,006
		5,645
Diversified Consumer Services — 1.9%
Bright Horizons Family Solutions, Inc. *	38	4,136
Driven Brands Holdings, Inc. *	126	2,033
		6,169
Electrical Equipment — 1.3%
nVent Electric plc	41	4,030
Electronic Equipment, Instruments & Components — 0.9%
Novanta, Inc. *	29	2,902
Energy Equipment & Services — 1.5%
Cactus, Inc., Class A	76	3,015
Flowco Holdings, Inc., Class A (a)	112	1,657
		4,672
Financial Services — 0.9%
Jack Henry & Associates, Inc.	19	2,852
Food Products — 0.9%
Utz Brands, Inc.	246	2,990
Gas Utilities — 1.1%
Atmos Energy Corp.	21	3,601
Ground Transportation — 1.8%
Landstar System, Inc.	22	2,698
Saia, Inc. *	11	3,181
		5,879

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 3.9%
Align Technology, Inc. *	13	1,610
Envista Holdings Corp. *	226	4,599
ICU Medical, Inc. *	22	2,598
STERIS plc	15	3,849
		12,656
Health Care Providers & Services — 5.3%
Chemed Corp.	10	4,424
Concentra Group Holdings Parent, Inc.	132	2,760
Encompass Health Corp.	30	3,816
HealthEquity, Inc. *	24	2,342
Molina Healthcare, Inc. *	19	3,622
		16,964
Health Care Technology — 0.6%
Doximity, Inc., Class A *	25	1,833
Hotel & Resort REITs — 1.0%
Ryman Hospitality Properties, Inc.	36	3,233
Hotels, Restaurants & Leisure — 4.8%
Domino's Pizza, Inc.	9	3,713
Planet Fitness, Inc., Class A *	40	4,170
Shake Shack, Inc., Class A *	20	1,900
Vail Resorts, Inc. (a)	13	1,901
Wyndham Hotels & Resorts, Inc.	47	3,785
		15,469
Industrial REITs — 1.1%
EastGroup Properties, Inc.	20	3,428
Insurance — 3.9%
Accelerant Holdings, Class A (Cayman Islands) *	76	1,129
Brown & Brown, Inc.	51	4,781
Kinsale Capital Group, Inc.	9	3,667
RLI Corp.	47	3,080
		12,657
Life Sciences Tools & Services — 0.6%
Medpace Holdings, Inc. *	4	1,834
Machinery — 4.7%
Hillman Solutions Corp. *	164	1,509
IDEX Corp.	24	3,834
Lincoln Electric Holdings, Inc.	17	3,923
Nordson Corp.	12	2,745
RBC Bearings, Inc. *	7	2,905
		14,916
Metals & Mining — 1.3%
Reliance, Inc.	15	4,191

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 2.1%
DT Midstream, Inc.	28	3,223
SM Energy Co.	139	3,467
		6,690
Professional Services — 4.1%
Paylocity Holding Corp. *	29	4,704
SS&C Technologies Holdings, Inc.	40	3,542
TransUnion	58	4,844
		13,090
Real Estate Management & Development — 2.1%
Colliers International Group, Inc. (Canada)	18	2,823
Cushman & Wakefield plc *	236	3,763
		6,586
Residential REITs — 0.9%
Mid-America Apartment Communities, Inc.	21	2,891
Semiconductors & Semiconductor Equipment — 3.6%
Allegro MicroSystems, Inc. (Japan) *	70	2,039
Entegris, Inc.	44	4,104
MACOM Technology Solutions Holdings, Inc. *	28	3,552
Power Integrations, Inc.	43	1,711
		11,406
Software — 3.9%
Clearwater Analytics Holdings, Inc., Class A *	160	2,888
Guidewire Software, Inc. *	10	2,211
Manhattan Associates, Inc. *	14	2,789
Qualys, Inc. *	18	2,387
Tyler Technologies, Inc. *	4	2,103
		12,378
Specialized REITs — 1.0%
CubeSmart	76	3,080
Specialty Retail — 1.8%
Burlington Stores, Inc. *	13	3,323
Five Below, Inc. *	11	1,610
Williams-Sonoma, Inc.	5	1,000
		5,933
Trading Companies & Distributors — 1.5%
Core & Main, Inc., Class A *	88	4,718
Total Common Stocks (Cost $259,996)		315,513
Short-Term Investments — 2.2%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (b) (c) (Cost $5,624)	5,623	5,626

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (b) (c) (Cost $1,545)	1,545	1,545
Total Short-Term Investments (Cost $7,169)		7,171
Total Investments — 100.6% (Cost $267,165)		322,684
Liabilities in Excess of Other Assets — (0.6)%		(2,077)
NET ASSETS — 100.0%		320,607

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $1,521.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$322,684	$—	$—	$322,684

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$7,933	$18,042	$20,351	$1	$1	$5,626	5,623	$97	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	2,555	13,164	14,174	—	—	1,545	1,545	19	—
Total	$10,488	$31,206	$34,525	$1	$1	$7,171		$116	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.